Document and Entity Information	5 Months Ended
May 31, 2013
Document And Entity Information
Entity Registrant Name	Flex Fuel Technologies, Inc.
Entity Central Index Key	0001577687
Document Type	S-1
Document Period End Date	May 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	14,893,130
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013